Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	May 14, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000200399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Dorsey Wright DALI 1 ETF
Account Value	$ 13,760	$ 13,760	$ 13,760	$ 13,760	$ 13,760	$ 12,806	$ 11,465	$ 13,566	$ 12,493	$ 12,999	$ 13,625	$ 13,025	$ 11,139	$ 8,815	$ 10,636	$ 10,256	$ 8,557	$ 10,009	$ 10,000
Average Annual Return, Percent		20.02%	5.29%	4.93%
C000125197 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust BuyWrite Income ETF
Account Value	$ 20,236	$ 20,236	$ 20,236	$ 20,236	$ 20,236	18,679	17,007	15,986	14,174	13,922	14,750	14,350	13,021	12,145	13,934	13,389	11,863	12,979		$ 13,054	$ 11,919	$ 11,458	$ 10,458	$ 10,214	$ 10,185	$ 10,000
Average Annual Return, Percent	3.34%	18.98%	7.75%		7.30%
C000125204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Nasdaq BuyWrite Income ETF
Account Value	$ 17,667	$ 17,667	$ 17,667	17,667	$ 17,667	16,305	14,986	14,070	12,049	12,599	13,254	13,008	12,050	11,688	12,882	12,607	11,356	12,320		12,475	11,503	11,070	10,232	10,095	10,108	10,000
Average Annual Return, Percent	4.65%	17.89%	6.52%		5.86%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	$ 24,091	$ 24,091	$ 24,091	$ 24,091	$ 24,091	22,216	19,270	17,836	15,259	14,914	18,633	16,685	14,477	11,851	12,228	11,024	9,300	9,984	10,000	13,828	12,411	11,351	10,527	10,138	10,123	10,000
Average Annual Return, Percent	2.41%	25.02%	14.53%	14.17%	13.10%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,953	$ 10,953	$ 10,953	$ 10,953	$ 10,953	10,741	10,818	10,466	10,252	10,565	11,784	11,777	11,969	11,817	11,133	10,867	10,241	10,074	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.38%
Nasdaq Dorsey Wright DALI 1 TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq Dorsey Wright DALI 1™ Index
Account Value	14,090	$ 14,090	$ 14,090	$ 14,090	14,090	13,097	11,697	13,788	12,676	13,161	13,765	13,134	11,214	8,858	10,685	10,286	8,572	10,010	$ 10,000
Average Annual Return, Percent		20.46%	5.69%	5.31%
CBOE S And P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500® BuyWrite Monthly Index
Account Value	$ 19,566	$ 19,566	$ 19,566	$ 19,566	$ 19,566	17,525	16,287	16,091	14,566	14,759	16,434	15,156	13,642	11,908	14,028	13,371	12,126	12,959		12,732	12,080	11,268	10,780	10,525	10,367	10,000
Average Annual Return, Percent	5.78%	20.13%	6.88%		6.94%
CBOE Nasdaq 100 BuyWriteTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE Nasdaq-100 BuyWriteTM Index
Account Value	$ 23,148	$ 23,148	$ 23,148	23,148	$ 23,148	20,308	18,678	18,006	15,099	15,750	18,618	17,674	16,840	14,696	15,734	14,709	13,212	13,988		13,437	12,381	11,299	10,544	10,678	10,190	10,000
Average Annual Return, Percent	7.43%	23.94%	8.03%		8.76%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Index®
Account Value	$ 54,753	$ 54,753	$ 54,753	$ 54,753	$ 54,753	$ 51,099	$ 43,500	$ 39,076	$ 28,042	$ 29,351	$ 41,468	$ 36,860	$ 32,522	$ 25,535	$ 21,846	$ 19,087	$ 15,665	$ 17,326		$ 15,659	$ 13,750	$ 11,774	$ 10,628	$ 10,976	$ 10,442	$ 10,000
Average Annual Return, Percent	4.93%	25.88%	20.18%		18.53%